UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 18534 N. Dale Mabry Hwy
         Lutz, FL  33548

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President/Co-Founder
Phone:     813-960-9600

Signature, Place, and Date of Signing:

     /s/ Julie C. Carnevale     Lutz, FL/USA     April 22, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $194,723 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     6227   114695 SH       Sole                    46707        0    67988
BEST BUY INC                   COM              086516101     7493   176145 SH       Sole                   114660        0    61485
BROADCOM CORP                  CL A             111320107     6010   181021 SH       Sole                   129483        0    51538
COACH INC                      COM              189754104     8963   226792 SH       Sole                   146627        0    80165
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     8989   176315 SH       Sole                    96870        0    79445
DANAHER CORP DEL               COM              235851102     4336    54259 SH       Sole                    29904        0    24355
DIAMOND OFFSHORE DRILLING IN   COM              25271c102      828     9325 SH       Sole                      625        0     8700
EBAY INC                       COM              278642103     6848   253948 SH       Sole                   151898        0   102050
FISERV INC                     COM              337738108     5012    98732 SH       Sole                    49535        0    49197
GAMESTOP CORP NEW              CL A             36467w109     9253   422317 SH       Sole                   231972        0   190345
GOOGLE INC                     CL A             38259p508     4969     8761 SH       Sole                     4599        0     4162
HEWLETT PACKARD CO             COM              428236103     4648    87445 SH       Sole                    48605        0    38840
HUDSON CITY BANCORP            COM              443683107     5632   397470 SH       Sole                   239455        0   158015
ITT EDUCATIONAL SERVICES INC   COM              45068B109     7288    64795 SH       Sole                    39900        0    24895
JOHNSON & JOHNSON              COM              478160104     6042    92672 SH       Sole                    52282        0    40390
KOHLS CORP                     COM              500255104     6618   120811 SH       Sole                    80113        0    40698
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     7664    83645 SH       Sole                    45835        0    37810
LIVEPERSON INC                 COM              538146101      107    13950 SH       Sole                    10035        0     3915
MANITOWOC INC                  COM              563571108     7826   601977 SH       Sole                   350114        0   251863
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     7464   115615 SH       Sole                    65180        0    50435
MONSANTO CO NEW                COM              61166W101      852    11935 SH       Sole                        0        0    11935
NATIONAL OILWELL VARCO INC     COM              637071101     1583    39013 SH       Sole                      296        0    38717
NII HLDGS INC                  CL B NEW         62913f201    15669   375942 SH       Sole                   242407        0   133535
NIKE INC                       CL B             654106103     4581    62322 SH       Sole                    37738        0    24584
ORACLE CORP                    COM              68389X105     4699   182750 SH       Sole                   100985        0    81765
PEPSICO INC                    COM              713448108     2093    31640 SH       Sole                     3990        0    27650
PROCTER & GAMBLE CO            COM              742718109     4323    68333 SH       Sole                    30773        0    37560
RESEARCH IN MOTION LTD         COM              760975102     3814    51558 SH       Sole                    24433        0    27125
SCHWAB CHARLES CORP NEW        COM              808513105     1845    98705 SH       Sole                     2830        0    95875
STRYKER CORP                   COM              863667101     3672    64176 SH       Sole                    33683        0    30493
SYSCO CORP                     COM              871829107     1380    46770 SH       Sole                     4650        0    42120
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5303    84072 SH       Sole                    45322        0    38750
UNITED TECHNOLOGIES CORP       COM              913017109     4594    62406 SH       Sole                    34861        0    27545
UNITEDHEALTH GROUP INC         COM              91324p102     9036   276592 SH       Sole                   155342        0   121250
WALGREEN CO                    COM              931422109     4942   133235 SH       Sole                    63615        0    69620
WEATHERFORD INTERNATIONAL LT   REG              h27013103     4120   259789 SH       Sole                   142174        0   117615